Subsequent Events	6 Months Ended
May 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the issuance of the unaudited interim condensed consolidated financial statements, and the Company identified the following subsequent events and would like to disclose in the unaudited interim condensed consolidated financial statements, as follows:

Conversion of Class B Ordinary Shares into Class A Ordinary Shares

On June 24, 2026, 75,000 Class B ordinary shares were converted into 75,000 Class A ordinary shares on a one-for-one basis, at the election of the holder, in accordance with the Company's amended and restated memorandum and articles of association.

Accordingly, the conversion has not been reflected in the share capital balances, shares outstanding, or earnings per share presented in these interim financial statements. Total issued and outstanding ordinary shares remain unchanged at 2,137,498; only the composition between classes changed, from 1,462,498 Class A and 675,000 Class B to 1,537,498 Class A and 600,000 Class B.

Prior to the conversion, the 75,000 Class B ordinary shares were held of record by VL Prime Capital Limited. This conversion reduced the Class B ordinary shares held by the related shareholder group and increased their Class A ordinary shareholding accordingly, thereby modifying the allocation of voting power among the Company's shareholders.

Incorporation of new subsidiaries

Subsequent to May 31, 2026, the Company incorporated certain new wholly-owned consolidated subsidiaries as investment/operating platforms for strategic expansion and potential acquisitions. As these entities were formed after the interim period balance sheet date at May 31, 2026, no adjustment has been made to the interim financial statements, and there is no effect on the May 31, 2026 financial position or results.